Short-Term Bank Loans (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 20, 2023 USD ($)	Sep. 20, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Mar. 30, 2023 USD ($)	Mar. 30, 2023 CNY (¥)	Mar. 17, 2023 USD ($)	Mar. 17, 2023 CNY (¥)	Feb. 13, 2023 USD ($)	Feb. 13, 2023 CNY (¥)	Sep. 19, 2022 USD ($)	Sep. 19, 2022 CNY (¥)	Jul. 29, 2022 USD ($)	Jul. 29, 2022 CNY (¥)	Jul. 27, 2022 USD ($)	Jul. 27, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Nov. 14, 2021 USD ($)	Nov. 14, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jul. 29, 2021 USD ($)	Jul. 29, 2021 CNY (¥)	Mar. 12, 2021 USD ($)	Mar. 12, 2021 CNY (¥)
Short-Term Bank Loans [Line Items]
Loan amount	$ 2,442,609	$ 1,532,073	$ 310,395	$ 137,061	¥ 1,000,000	$ 685,307	¥ 5,000,000	$ 411,184	¥ 3,000,000	$ 274,123	¥ 2,000,000	$ 274,123	¥ 2,000,000	$ 421,733	¥ 3,000,000	$ 140,578	¥ 1,000,000	$ 702,889	¥ 5,000,000	$ 281,155	¥ 2,000,000	$ 126,197	¥ 800,000	¥ 2,000,000	$ 155,198	¥ 1,000,000	$ 155,198	¥ 1,000,000
Fixed interest rate			3.85%	5.50%	5.50%			4.35%	4.35%	6.00%	6.00%	4.35%	4.35%			6.00%	6.00%			6.00%	6.00%	5.225%	5.225%	3.85%	6.08%	6.08%
Weighted average annual interest rate	5.49%	4.35%
Interest expense	$ 126,206	$ 74,888	$ 25,183
Huaxia Bank [Member]
Short-Term Bank Loans [Line Items]
Loan amount										$ 685,307	¥ 5,000,000